LEASES	12 Months Ended
Dec. 31, 2013
LEASES [Abstract]
LEASES
NOTE 18 – LEASES

We have non-cancelable operating leases for certain office facilities, some of which include renewal options and escalation clauses.

A summary of future minimum lease payments under non-cancelable operating leases at December 31, 2013, follows:

(In thousands)

2014	$1,274
2015	1,058
2016	1,017
2017	983
2018	961
2019 and thereafter	1,620
Total	$6,913

Rental expense on operating leases totaled $1.2 million, $1.2 million and $1.4 million in 2013, 2012 and 2011, respectively.